Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Schedule of trade and receivables

	December 31,	December 31,
	2022	2021
Trade receivables	117,267	141,125
Taxes receivable	3,235	2,881
Other receivables	13,968	10,596
Total trade and other receivables	134,470	154,602